Other long-term assets	12 Months Ended
Sep. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Other long-term assets	Other long-term assets

	As at September 30, 2025	As at September 30, 2024
	$	$
Long-term prepaid services	29,169	24,061
Insurance contracts held to fund defined benefit pension and life assurance arrangements - reimbursement rights (Note 17)	20,139	19,675
Retirement benefits assets (Note 17)	55,156	22,446
Deposits	18,609	13,503
Deferred financing fees	2,434	2,425
Other	17,813	28,330
	143,320	110,440